Key management - Disclosure of compensation, key management (Details) - Key management personnel [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information About Key Management [Line Items]
Salaries and short-term employee benefits	$ 5,776	$ 6,182
Share-based compensation	6,665	5,151
Cost recoveries from associates	(300)	(600)
Employee benefits expense	$ 12,141	$ 10,733